Statutory Surplus Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statutory Surplus Reserves [Abstract]
Surplus reserve tax rate	10.00%
Statutory reserves fund	50.00%
Surplus reserve	$ 1,737	$ 1,737